Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [line items]
Trade and other current payables		£ 14,037	£ 20,970
Revenue recognized in deferred income	£ 66
Customer return and rebate accruals		5,064	3,463
India [member]
Disclosure of trade and other payables [line items]
Revenue recognized related to proceeds from a site disposal		64
Estimated rebates, discounts or allowances payable to customers [member] | US Pharmaceuticals and vaccines [member]
Disclosure of trade and other payables [line items]
Customer return and rebate accruals		4,356	2,837
Associates and joint ventures [member]
Disclosure of trade and other payables [line items]
Trade and other current payables		£ 64	£ 53